Capital Management and Dividends (Details) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	May 31, 2012	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 AUD	May 17, 2011
Capital Management and Dividends (Textual) [Abstract]
Percentage of stock repurchase program authorized					5.00%
Percentage of common stock acquired			0.80%	0.80%
Aggregate number of shares acquired			3.4	3.4
Aggregate cost of common stock			$ 19.0	19.1
Aggregate price paid per share of common stock			$ 5.55	5.59
Interim ordinary dividend to shareholders			$ 0.04
Total amount of dividend			$ 17.4
Dividend declared		$ 0.38
Declared dividend payment date			Jul. 23, 2012	Jul. 23, 2012
Declared dividend date of record	Jun. 29, 2012